INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Current tax	$-	$-	$-
Deferred tax	-	$-	$-

Income tax expense	$-	$-	$-
The provision for income taxes consisted of the following:
	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Current	$-	$2,509	$322
Deferred	-	-	-

Total income tax expense	$-	$2,509	$322

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the six months ended September 30, 2022 and 2023 are as follows:

	Six Months ended September 30,
	2022	2023	2023
	HKD	HKD	USD

Loss before income taxes	$(713,302)	$(2,048,347)	$337,977
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(117,695)	(337,977)	(43,330)
Items not subject to taxes	(54,410)	-	-
Items not deductible from tax	-	13,036	1,671
Property and equipment	(2,154)	-	-
Valuation allowance	174,259	324,941	41,659

Income tax expense	$-	$-	$-

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the years ended March 31, 2022 and 2023 are as follows:

	Years ended March 31,
	2022	2023	2023
	HKD	HKD	USD

Loss before income taxes	$(986,487)	$(1,039,994)	$(133,332)
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax benefit at statutory rate	(162,770)	(171,599)	(22,000)
Items not subject to taxes	(124,491)	(60,838)	(7,799)
Items not deductible from tax	96	-	-
Property and equipment	(8,100)	4,052	519
Valuation allowance	295,265	228,385	29,280
Under provision of prior years	-	2,509	322

Income tax expense	$-	$2,509	$322

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2023 and September 30, 2023:

	March 31,	September 30,
	2023	2023	2023
	HKD	HKD	USD
	(Audited)
Deferred tax assets:
Net operating loss carry forwards	$576,546	$903,514	$115,835
Less: valuation allowance	(576,546)	(903,514)	(115,835)

	$-	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2022 and 2023:

	As of March 31,
	2022	2023	2023
	HKD	HKD	USD

Deferred tax assets:
Net operating loss carry forwards	$348,160	$576,546	$73,916
Less: valuation allowance	(348,160)	(576,546)	(73,916)

	$-	$-	$-